Revenue (Details) - Schedule of revenue disaggregation - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2020	[1]
Revenue (Details) - Schedule of revenue disaggregation [Line Items]
Total revenue	$ 6,951	$ 4,014	$ 7,825	$ 20,685	$ 12,573
United States [Member]
Revenue (Details) - Schedule of revenue disaggregation [Line Items]
Total revenue	4,989	2,659
Canada [Member]
Revenue (Details) - Schedule of revenue disaggregation [Line Items]
Total revenue	$ 1,962	$ 1,355

[1]	As noted above, prior periods have not been adjusted for the adoption of ASC 606 and are presented in accordance with historical accounting guidance in effect for those periods.